UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21457

Name of Fund:  BlackRock Allocation Target Shares
BATS: Series I Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2024

Date of reporting period: 09/30/2024

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock Allocation Target Shares: Series I Portfolio

BATIX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Allocation Target Shares: Series I Portfolio (the “Fund”) for the period of March 6, 2024 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Allocation Target Shares: Series I Portfolio	$0Footnote Reference(a)	-%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform last year?

  For the abbreviated reporting period starting March 6, 2024 and ended September 30, 2024, the Fund returned 5.28%.

  For the same period, the Bloomberg U.S. Universal Index returned 5.50%.

What contributed to performance?

Positive contributions to the Fund’s absolute performance were highlighted by allocations to corporate bonds, including European investment grade, U.S. high yield and U.S. investment grade issues. Exposure to securitized sectors including agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities also proved additive, along with holdings of floating rate bank loans. Finally, the Fund’s positioning with respect to U.S. duration and corresponding interest rate sensitivity contributed as well. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund’s exposure to emerging market bonds was the sole detractor from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 6, 2024 through September 30, 2024

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index
Feb 24	$10,000	$10,000
Mar 24	$10,042	$10,009
Apr 24	$9,961	$9,775
May 24	$10,065	$9,938
Jun 24	$10,118	$10,028
Jul 24	$10,295	$10,256
Aug 24	$10,412	$10,407
Sep 24	$10,528	$10,550

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Key Fund statistics

Net Assets...
$55,921,373
Number of Portfolio Holdings...
676
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
137%

The Fund commenced operations on March 6, 2024.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
54.5%
Asset-Backed Securities...
16.8
U.S. Government Sponsored Agency Securities...
13.8
Non-Agency Mortgage-Backed Securities...
8.6
Foreign Government Obligations...
5.4
Foreign Agency Obligations...
0.9

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
32.7%
AA/Aa...
2.2
A...
7.6
BBB/Baa...
12.6
BB/Ba...
26.4
B...
13.0
CCC/Caa...
0.7
N/R...
4.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Allocation Target Shares: Series I Portfolio

BATIX

Annual Shareholder Report — September 30, 2024

BATIX-09/24-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]	(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BATS: Series I Portfolio	$36,720	$0	$0	$0	$17,600	$0	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Paid in their entirety by BlackRock, relating to a service organization review ("SSAE 18") and subscription to the Deloitte Accounting Research Tool. These amounts represent the aggregate fees paid by BlackRock and were not specifically allocated on a per Fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BATS: Series I Portfolio	$17,600	$0

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
September 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Allocation Target Shares
BATS: Series I Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 11.2%
(a)(b)
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class AR3, (3-mo. CME
Term SOFR at 1.44% Floor +
1.44%), 6.72%, 04/22/34 ....... USD 250 $ 250,070
Apidos CLO XXII, Series 2015-22A,
Class A1R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.32%), 6.60%,
04/20/31 ................. 126 126,242
Apidos CLO XXV, Series 2016-25A,
Class A1R2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
6.43%, 10/20/31 ............ 193 192,948
Barings CLO Ltd., Series 2019-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.07% Floor + 1.33%), 6.61%,
04/20/31 ................. 246 246,965
Benefit Street Partners CLO XIX Ltd.,
Series 2019-19A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 6.48%, 01/15/33 ....... 250 250,191
Benefit Street Partners CLO XXI Ltd.,
Series 2020-21A, Class A1R, (3-mo.
CME Term SOFR at 1.17% Floor +
1.43%), 6.73%, 10/15/34 ....... 250 250,127
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 6.60%,
04/30/31 ................. 169 168,984
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.44%), 6.72%, 10/22/30 ... 70 69,896
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 6.47%, 10/25/30 ... 208 208,447
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 7.13%, 10/25/30 ... 100 100,196
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 6.52%, 04/17/31 . 130 130,398
CBAM Ltd.
Series 2019-10A, Class A1R, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.66%, 04/20/32 ... 235 234,842
Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor
+ 1.69%), 6.97%, 01/20/34 ... 250 250,182
Cedar Funding XIV CLO Ltd., Series
2021-14A, Class A, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 6.66%, 07/15/33 ....... 250 252,116
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 6.59%, 04/27/31 ....... 134 134,332
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
6.64%, 07/18/31 ............ 209 208,677
CIFC Funding Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.00% Floor + 1.26%), 6.54%,
04/18/31 ................. 170 170,161
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.66%, 07/15/31 ............ USD 139 $ 139,363
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 6.54%, 07/21/30 ....... 175 175,222
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 6.56%, 01/28/30 ....... 107 107,163
Neuberger Berman Loan Advisers CLO
40 Ltd., Series 2021-40A, Class A,
(3-mo. CME Term SOFR at 1.06%
Floor + 1.32%), 6.61%, 04/16/33 . 248 248,690
OCP CLO Ltd.
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.38%), 6.66%, 07/20/29 ... 60 60,309
Series 2016-11A, Class A1R2, (3-
mo. CME Term SOFR at 1.42%
Floor + 1.42%), 6.70%, 04/26/36 250 250,065
Series 2019-17A, Class AR2, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 6.70%, 07/20/37 ... 250 250,619
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 0.00%, 10/18/37 ... 250 250,000
Series 2020-5A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 0.00%, 10/18/37 ... 250 250,000
OHA Loan Funding Ltd., Series 2015-
1A, Class AR3, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%),
6.69%, 01/19/37 ............ 250 250,253
Palmer Square Loan Funding Ltd.,
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor +
1.27%), 6.57%, 10/15/30 ....... 125 125,359
Regatta XXVIII Funding Ltd., Series
2024-2A, Class A1, (3-mo. CME
Term SOFR at 1.55% Floor +
1.55%), 6.83%, 04/25/37 ....... 250 250,630
Trestles CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 6.89%,
07/25/37 ................. 250 251,456
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.59%), 6.87%,
01/20/33 ................. 250 250,269
Voya CLO Ltd., Series 2019-1A, Class
AR, (3-mo. CME Term SOFR at
1.06% Floor + 1.32%), 6.62%,
04/15/31 ................. 138 138,218
6,242,390
Jersey, Channel Islands — 0.5%
Benefit Street Partners CLO XXXV Ltd.,
Series 2024-35A, Class D, (3-mo.
CME Term SOFR at 3.30% Floor +
3.30%), 8.63%, 04/25/37
(a) (b)
.... 250 253,519

Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 6.2%
(a)
ARI Fleet Lease Trust, Series 2023-B,
Class A3, 5.89%, 07/15/32 ..... USD 100 $ 103,591
College Avenue Student Loans LLC
Series 2021-A, Class A1, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.07%, 07/25/51
(b)
.. 44 43,532
Series 2021-C, Class A2, 2.32%,
07/26/55 ............... 129 116,895
Series 2023-A, Class A2, 5.33%,
05/25/55 ............... 92 92,912
EDvestinU Private Education Loan
Issue No. LLC, Series 2021-A, Class
A, 1.80%, 11/25/45 .......... 66 60,378
ELFI Graduate Loan Program LLC,
Series 2023-A, Class A, 6.37%,
02/04/48 ................. 92 95,624
Enterprise Fleet Financing LLC, Series
2022-3, Class A3, 4.29%, 07/20/29 132 131,922
Lendmark Funding Trust, Series 2024-
1A, Class D, 7.21%, 06/21/32 ... 110 112,674
Mariner Finance Issuance Trust, Series
2021-AA, Class A, 1.86%, 03/20/36 100 95,189
Navient Private Education Loan Trust
Series 2014-AA, Class A3, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.71%), 6.81%, 10/15/31
(b)
.. 44 44,489
Series 2017-A, Class B, 3.91%,
12/16/58 ............... 78 77,171
Navient Private Education Refi Loan
Trust
Series 2021-A, Class A, 0.84%,
05/15/69 ............... 168 152,755
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
6.51%, 04/15/60
(b)
......... 51 49,974
Navient Student Loan Trust, Series
2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%),
7.04%, 03/15/72
(b)
........... 79 79,332
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%,
04/20/62 ............... 43 40,022
Series 2021-BA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.89%), 5.86%, 04/20/62
(b)
.. 86 85,316
Series 2021-CA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.85%), 5.82%, 04/20/62
(b)
.. 87 86,115
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(c)
........... 98 96,914
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, (SOFR
30 day Average at 0.00% Floor +
1.50%), 6.84%, 09/15/36
(b)
... 125 126,897
Series 2023-2A, Class B, 6.17%,
09/15/36 ............... 125 130,784
PRET LLC, Series 2024-NPL4, Class
A1, 7.00%, 07/25/54
(c)
........ 99 100,210
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 55 54,172
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 93,427
Series 2024-1, Class A, 5.83%,
07/15/36 ............... 100 103,496
Security
Par (000)
Par (000) Value
United States (continued)
SMB Private Education Loan Trust
Series 2018-C, Class A2A, 3.63%,
11/15/35 ............... USD 54 $ 53,038
Series 2021-A, Class A2A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.84%), 5.94%, 01/15/53
(b)
.. 90 88,865
Series 2021-A, Class A2B, 1.59%,
01/15/53 ............... 90 82,203
Series 2021-C, Class APT1, 1.39%,
01/15/53 ............... 52 46,917
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 142 135,884
Series 2022-A, Class APT, 2.85%,
11/16/54 ............... 91 84,774
Series 2022-D, Class B, 6.15%,
10/15/58 ............... 77 79,139
Series 2023-A, Class A1B, (SOFR
30 day Average at 1.50% Floor +
1.50%), 6.84%, 01/15/53
(b)
... 89 89,589
Series 2023-B, Class A1B, (SOFR
30 day Average at 1.80% Floor +
1.80%), 7.14%, 10/16/56
(b)
... 102 103,911
Series 2023-C, Class A1A, 5.67%,
11/15/52 ............... 146 150,788
Series 2024-A, Class A1A, 5.24%,
03/15/56 ............... 128 131,703
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 6.79%, 03/15/56
(b)
... 95 95,756
SoFi Professional Loan Program LLC,
Series 2017-E, Class B, 3.49%,
11/26/40 .................. 79 78,044
Tricon Residential Trust, Series 2024-
SFR3, Class A, 4.50%, 08/17/41 . 100 99,476
3,493,878
Total Asset-Backed Securities — 17.9%
(Cost: $ 9,906,082 ) .............................. 9,989,787
Corporate Bonds
Australia — 0.4%
(a)
FMG Resources August 2006 Pty. Ltd. ,
6.13%
,
04/15/32 ............ 100 102,286
Mineral Resources Ltd. , 8.00%
,
11/01/27 .................. 100 102,716
205,002
Austria — 0.2%
ams-OSRAM AG , 10.50%
,
03/30/29
(d)
EUR 100 115,184
Canada — 1.1%
1011778 BC ULC , 4.00%
,
10/15/30
(a)
USD 100 92,214
Air Canada , 3.88%
,
08/15/26
(a)
..... 2 1,948
Bombardier, Inc. , 8.75%
,
11/15/30
(a)
. 100 109,808
Enbridge, Inc. , 6.70%
,
11/15/53 .... 10 11,579
Methanex Corp. , 5.13%
,
10/15/27 ... 100 98,951
NOVA Chemicals Corp. , 4.25%
,
05/15/29
(a)
................ 100 92,973
Open Text Corp. , 3.88%
,
02/15/28
(a)
. 100 95,504
Parkland Corp. , 4.63%
,
05/01/30
(a)
.. 100 94,305
597,282

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc ,
7.25%
,
04/30/30
(d)
........... EUR 100 $ 117,994
Denmark — 0.2%
Danske Bank A/S , (3-mo. EURIBOR +
0.65%), 4.35%
,
04/10/27
(b) (d)
.... 100 111,543
Finland — 0.2%
Citycon Treasury BV , 1.63%
,
03/12/28
(d)
100 102,610
France — 3.4%
(d)
Altice France SA , 5.88%
,
02/01/27 .. 100 87,207
Banijay Entertainment SAS , 7.00%
,
05/01/29 ................. 100 117,020
Banque Federative du Credit Mutuel
SA , (3-mo. EURIBOR + 0.64%),
4.10%
,
03/05/27
(b)
........... 200 223,632
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.49%
,
07/18/30
(b)
..... 100 112,108
BPCE SA
(b)
(3-mo. EURIBOR + 0.39%), 3.84% ,
03/06/26 ............... 100 111,395
(3-mo. EURIBOR + 0.61%), 4.08% ,
03/08/27 ............... 100 111,765
Credit Agricole SA , 3.75%
,
01/22/34 . 100 115,323
Goldstory SAS , (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 7.63%
,
02/01/30
(b)
................ 100 111,446
Iliad Holding SASU , 6.88%
,
04/15/31 100 118,272
iliad SA , 5.38%
,
02/15/29 ........ 100 116,324
Lion/Polaris Lux 4 SA , (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
7.33%
,
07/01/29
(b)
........... 100 111,872
RCI Banque SA , (5-Year EURIBOR
ICE Swap Rate + 2.75%), 5.50%
,
10/09/34
(b)
................ 200 227,394
Societe Generale SA , (3-mo. EURIBOR
+ 0.50%), 4.18%
,
01/19/26
(b)
.... 100 111,649
Worldline SA
0.00% , 07/30/26
(e) (f)
.......... 100 101,018
4.13% , 09/12/28 ............ 100 108,454
1,884,879
Germany — 5.6%
(d)
ADLER Real Estate GmbH , 3.00%
,
04/27/26 ................. 100 106,001
Bayer AG
(b)
(5-Year EURIBOR ICE Swap Rate +
3.27%), 5.50% , 09/13/54 .... 100 111,291
(5-Year EUR Swap Annual +
3.75%), 4.50% , 03/25/82 .... 100 110,004
Cheplapharm Arzneimittel GmbH ,
7.50%
,
05/15/30 ............ 100 117,194
Commerzbank AG
(b)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(g)
.......... 200 223,260
(3-mo. EURIBOR + 0.70%), 4.16% ,
03/12/27 ............... 100 111,740
EnBW International Finance BV , 3.85%
,
05/23/30 ................. 23 26,683
Gruenenthal GmbH , 6.75%
,
05/15/30 100 119,360
Heidelberg Materials Finance
Luxembourg SA , 4.88%
,
11/21/33 100 121,392
HT Troplast GmbH , 9.38%
,
07/15/28 . 100 114,787
Security
Par (000)
Par (000) Value
Germany (continued)
IHO Verwaltungs GmbH
(h)
3.75% , ( 3.75 % Cash or 4.50 % PIK),
09/15/26 ............... EUR 100 $ 111,009
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(b)
.............. 100 116,912
Mahle GmbH , 2.38%
,
05/14/28 .... 100 96,316
Merck KGaA , (5-Year EURIBOR
ICE Swap Rate + 1.54%), 3.88%
,
08/27/54
(b)
................ 100 111,341
Nidda Healthcare Holding GmbH ,
7.00%
,
02/21/30 ............ 100 116,046
Sartorius Finance BV , 4.88%
,
09/14/35 100 119,468
TK Elevator Holdco GmbH , 6.63%
,
07/15/28 ................. 90 99,933
Traton Finance Luxembourg SA , (3-mo.
EURIBOR at 0.00% Floor + 1.00%),
4.69%
,
01/21/26
(b)
........... 100 111,988
TUI AG , 5.88%
,
03/15/29 ........ 100 115,977
TUI Cruises GmbH , 6.50%
,
05/15/26 90 102,115
Volkswagen International Finance NV
(b)
(3-mo. EURIBOR + 0.65%), 4.00% ,
03/27/26 ............... 100 111,714
(9-Year EUR Swap Annual +
3.96%), 3.88%
(g)
.......... 100 103,547
Volkswagen Leasing GmbH , 4.75%
,
09/25/31 ................. 100 117,238
Wintershall Dea Finance BV
1.33% , 09/25/28 ............ 200 205,391
4.36% , 10/03/32 ............ 100 111,772
ZF Europe Finance BV
4.75% , 01/31/29 ............ 100 107,864
6.13% , 03/13/29 ............ 100 113,444
3,133,787
Greece — 0.2%
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35
(b) (d)
.......... 100 115,927
Ireland — 0.6%
(d)
Bank of Ireland Group plc , (5-Year EUR
Swap Annual + 6.43%), 6.00%
(b) (g)
200 224,344
Kerry Group Financial Services Unltd
Co. , 3.38%
,
03/05/33 ......... 100 112,616
336,960
Israel — 0.5%
Teva Pharmaceutical Finance
Netherlands II BV
7.38% , 09/15/29 ............ 100 124,951
7.88% , 09/15/31 ............ 100 131,769
256,720
Italy — 3.4%
Azzurra Aeroporti SpA , 2.63%
,
05/30/27
(d)
................ 100 107,093
Banca Monte dei Paschi di Siena SpA ,
(5-Year EURIBOR ICE Swap Rate
at 0.00% Floor + 5.01%), 7.71%
,
01/18/28
(b) (d)
............... 100 121,202
Bubbles Bidco SpA , (3-mo. EURIBOR +
4.25%), 7.53%
,
09/30/31
(b) (d)
.... 100 111,037
Cedacri Mergeco SpA , (3-mo.
EURIBOR at 0.00% Floor + 5.50%),
9.04%
,
05/15/28
(b) (d)
.......... 100 111,565

Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Engineering - Ingegneria Informatica -
SpA , 11.13%
,
05/15/28
(d)
....... EUR 100 $ 112,985
Eni SpA , 3.88%
,
01/15/34
(d)
....... 100 114,208
FIS Fabbrica Italiana Sintetici SpA ,
5.63%
,
08/01/27
(d)
........... 100 111,048
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b) (d) (g)
250 276,896
Lottomatica SpA , 5.38%
,
06/01/30
(d)
. 100 115,265
Nexi SpA , 0.00%
,
02/24/28
(d) (e) (f)
.... 200 193,694
Optics Bidco SpA , 7.20%
,
07/18/36
(a)
USD 200 215,234
Pachelbel Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 8.07%
,
05/17/31
(b) (d)
............... EUR 100 112,039
Rossini SARL , (3-mo. EURIBOR at
0.00% Floor + 3.88%), 7.22%
,
12/31/29
(b) (d)
............... 100 112,264
Snam SpA , (5-Year EURIBOR ICE
Swap Rate + 2.16%), 4.50%
(b) (d) (g)
. 100 112,484
1,927,014
Japan — 0.4%
SoftBank Group Corp.
(d)
4.00% , 09/19/29 ............ 100 107,319
3.88% , 07/06/32 ............ 100 102,250
209,569
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd. ,
10.38%
,
03/31/29
(d)
.......... GBP 100 133,087
Luxembourg — 1.3%
Altice Financing SA , 9.63%
,
07/15/27
(a)
USD 200 194,794
Cidron Aida Finco SARL , 6.25%
,
04/01/28
(d)
................ GBP 100 126,910
Ephios Subco 3 SARL , 7.88%
,
01/31/31
(d)
................ EUR 100 120,007
INEOS Finance plc , 6.38%
,
04/15/29
(d)
100 114,991
Intelsat Jackson Holdings SA , 6.50%
,
03/15/30
(a)
................ USD 100 95,677
Kleopatra Finco SARL , 4.25%
,
03/01/26
(d)
................ EUR 100 104,408
756,787
Netherlands — 2.5%
Boels Topholding BV , 5.75%
,
05/15/30
(d)
100 114,399
Cooperatieve Rabobank UA , (3-mo.
EURIBOR + 1.15%), 4.23%
,
04/25/29
(b) (d)
............... 100 115,832
IMCD NV , 3.63%
,
04/30/30
(d)
...... 100 111,572
ING Groep NV
(b)(d)
(3-mo. EURIBOR + 1.60%), 4.50% ,
05/23/29 ............... 100 116,339
(USISSO05 + 4.36%), 8.00%
(g)
.. USD 200 214,764
Q-Park Holding I BV , 5.13%
,
02/15/30
(d)
EUR 100 113,541
REWE International Finance BV ,
4.88%
,
09/13/30
(d)
........... 100 119,140
Titan Holdings II BV , 5.13%
,
07/15/29
(d)
100 112,985
VZ Secured Financing BV , 5.00%
,
01/15/32
(a)
................ USD 200 184,049
VZ Vendor Financing II BV , 2.88%
,
01/15/29
(d)
................ EUR 100 102,837
Ziggo BV , 2.88%
,
01/15/30
(d)
...... 100 102,856
1,408,314
Security
Par (000)
Par (000) Value
Norway — 0.2%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b) (d)
............... EUR 100 $ 122,168
Portugal — 0.6%
EDP SA
(b)(d)
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54 .... 100 112,595
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63% , 09/16/54 .... 100 111,595
(5-Year EUR Swap Annual +
1.84%), 1.70% , 07/20/80 .... 100 109,315
333,505
Romania — 0.2%
RCS & RDS SA , 3.25%
,
02/05/28
(d)
.. 100 106,779
Spain — 1.8%
(d)
Banco de Credito Social Cooperativo
SA
(b)
(1-Year EURIBOR ICE Swap Rate +
4.27%), 7.50% , 09/14/29 .... 100 126,713
(1-Year EURIBOR ICE Swap Rate +
1.70%), 4.13% , 09/03/30 .... 100 112,772
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30
(b)
................ 100 115,276
CaixaBank SA , (5-Year EUR Swap
Annual + 6.35%), 5.88%
(b) (g)
..... 200 223,743
Cellnex Telecom SA , 0.75%
,
11/20/31
(f)
100 97,993
Kaixo Bondco Telecom SA , 5.13%
,
09/30/29 ................. 100 111,176
Naturgy Finance Iberia SA , (5-Year
EUR Swap Annual + 2.44%),
2.37%
(b) (g)
................. 100 107,474
Telefonica Europe BV , (7-Year EUR
Swap Annual + 3.35%), 6.14%
(b) (g)
100 118,887
1,014,034
Sweden — 0.7%
Fastighets AB Balder , 1.13%
,
01/29/27
(d)
................ 100 105,370
Heimstaden Bostad Treasury BV ,
1.38%
,
03/03/27
(d)
........... 100 102,990
Stena International SA , 7.25%
,
01/15/31
(a)
................ USD 200 210,166
418,526
Switzerland — 1.3%
ABB Finance BV
(d)
0.00% , 01/19/30 ............ EUR 100 95,964
3.38% , 01/15/34 ............ 100 113,526
Julius Baer Group Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%),
4.88%
(b) (d) (g)
................ USD 200 192,900
UBS Group AG , (USISSO05 + 3.63%),
6.85%
(a) (b) (g)
................ 200 202,381
VistaJet Malta Finance plc , 9.50%
,
06/01/28
(a)
................ 100 97,739
702,510
United Kingdom — 6.5%
Ardonagh Finco Ltd. , 6.88%
,
02/15/31
(d)
EUR 100 112,845
Barclays plc
(b)
(3-mo. EURIBOR + 1.00%), 4.58% ,
05/12/26
(d)
.............. 100 111,861

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(3-mo. EURIBOR + 0.80%), 4.32% ,
05/08/28
(d)
.............. EUR 100 $ 111,569
(BPSWS5 + 5.64%), 9.25%
(g)
... GBP 200 283,666
(1-Year EUR Swap Annual +
1.75%), 4.92% , 08/08/30
(d)
... EUR 100 119,035
BCP V Modular Services Finance II plc ,
6.13%
,
11/30/28
(d)
........... GBP 100 127,022
Bellis Acquisition Co. plc , 8.13%
,
05/14/30
(d)
................ 116 153,492
British Telecommunications plc
(d)
4.25% , 01/06/33 ............ EUR 100 118,290
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38% , 12/20/83
(b)
......... GBP 100 144,147
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b) (d)
.... 100 137,071
CK Hutchison Group Telecom Finance
SA , 2.63%
,
10/17/34
(d)
........ 200 197,368
CPUK Finance Ltd. , 3.59%
,
08/28/25
(d)
100 131,649
Galaxy Bidco Ltd. , 6.50%
,
07/31/26
(d)
100 132,692
Heathrow Finance plc , 4.13%
,
09/01/29
(c) (d)
............... 100 122,331
HSBC Holdings plc , (3-mo. EURIBOR +
1.00%), 4.44%
,
09/24/26
(b) (d)
.... EUR 100 112,082
INEOS Quattro Finance 2 plc , 8.50%
,
03/15/29
(d)
................ 100 117,841
Kier Group plc , 9.00%
,
02/15/29
(d)
... GBP 100 143,054
Market Bidco Finco plc , 5.50%
,
11/04/27
(d)
................ 100 126,026
Motability Operations Group plc , 0.13%
,
07/20/28
(d)
................ EUR 100 100,691
Motion Finco SARL , 7.38%
,
06/15/30
(d)
200 225,268
Pinewood Finco plc , 6.00%
,
03/27/30
(d)
GBP 100 134,068
Pinnacle Bidco plc , 10.00%
,
10/11/28
(d)
100 142,552
Virgin Media Secured Finance plc ,
5.25%
,
05/15/29
(d)
........... 100 125,673
Vmed O2 UK Financing I plc , 4.75%
,
07/15/31
(a)
................ USD 200 178,005
Vodafone Group plc
(b)
Series 60NC10 , (5-Year EUR
Swap Annual + 3.48%), 3.00% ,
08/27/80
(d)
.............. EUR 200 207,443
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13% , 06/04/81 .... USD 7 6,346
3,622,087
United States — 26.3%
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 7.60%
,
01/15/55
(b)
................ 100 105,204
Albertsons Cos., Inc. , 6.50%
,
02/15/28
(a)
................ 100 101,820
Allied Universal Holdco LLC
4.88% , 06/01/28
(d)
........... GBP 100 123,061
7.88% , 02/15/31
(a)
........... USD 100 102,149
AMC Networks, Inc. , 4.25%
,
02/15/29 100 72,324
American Airlines, Inc. , 5.75%
,
04/20/29
(a)
................ 100 99,834
American Axle & Manufacturing, Inc. ,
6.88%
,
07/01/28 ............ 100 99,836
American Tower Corp. , 3.38%
,
10/15/26 73 71,734
Security
Par (000)
Par (000) Value
United States (continued)
Antero Midstream Partners LP , 5.38%
,
06/15/29
(a)
................ USD 100 $ 98,949
Ardagh Packaging Finance plc , 2.13%
,
08/15/26
(d)
................ EUR 100 96,296
Asbury Automotive Group, Inc. , 5.00%
,
02/15/32
(a)
................ USD 100 94,828
Avantor Funding, Inc. , 4.63%
,
07/15/28
(a)
................ 100 97,739
Avis Budget Car Rental LLC , 8.00%
,
02/15/31
(a)
................ 100 102,272
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.07%),
3.37% , 01/23/26 .......... 3 2,983
(1-day SOFR + 1.33%), 3.38% ,
04/02/26 ............... 5 4,960
(1-day SOFR + 0.96%), 1.73% ,
07/22/27 ............... 57 54,417
(3-mo. CME Term SOFR + 1.47%),
3.97% , 02/07/30 .......... 47 46,182
(3-mo. EURIBOR + 0.79%), 0.69% ,
03/22/31
(d)
.............. EUR 200 194,650
BP Capital Markets plc , 1.57%
,
02/16/27
(d)
................ 100 108,469
Builders FirstSource, Inc. , 6.38%
,
06/15/32
(a)
................ USD 100 103,662
Caesars Entertainment, Inc. , 6.50%
,
02/15/32
(a)
................ 100 103,441
Carnival Corp. , 7.00%
,
08/15/29
(a)
... 100 106,250
CCO Holdings LLC
5.13% , 05/01/27
(a)
........... 100 98,421
5.00% , 02/01/28
(a)
........... 100 97,276
4.75% , 02/01/32
(a)
........... 100 88,128
4.50% , 05/01/32 ............ 100 86,465
Charles River Laboratories
International, Inc. , 4.00%
,
03/15/31
(a)
100 92,186
Charter Communications Operating
LLC , 4.91%
,
07/23/25 ......... 2 1,997
Chemours Co. (The) , 5.75%
,
11/15/28
(a)
100 94,991
Churchill Downs, Inc. , 6.75%
,
05/01/31
(a)
................ 100 103,266
Citigroup, Inc. , (1-day SOFR + 2.84%),
3.11%
,
04/08/26
(b)
........... 8 7,921
Clarios Global LP , 6.75%
,
05/15/28
(a)
. 100 103,075
Clear Channel Outdoor Holdings, Inc. ,
5.13%
,
08/15/27
(a)
........... 100 98,311
Cleveland-Cliffs, Inc. , 7.00%
,
03/15/32
(a)
100 101,099
Cloud Software Group, Inc. , 8.25%
,
06/30/32
(a)
................ 478 499,653
Comcast Corp. , 3.25%
,
09/26/32 ... EUR 100 111,898
Comstock Resources, Inc. , 6.75%
,
03/01/29
(a)
................ USD 100 97,630
Constellium SE , 5.38%
,
08/15/32
(d)
.. EUR 100 114,543
Consumers Energy Co. , 4.20%
,
09/01/52 ................. USD 26 22,876
Coty, Inc. , 5.00%
,
04/15/26
(a)
...... 100 99,567
Dana, Inc. , 4.25%
,
09/01/30 ...... 100 89,789
Delta Air Lines, Inc.
7.38% , 01/15/26 ............ 100 102,876
3.75% , 10/28/29 ............ 100 94,525
Diamondback Energy, Inc. , 3.50%
,
12/01/29 ................. 27 25,680
DirecTV Financing LLC , 5.88%
,
08/15/27
(a)
................ 100 98,183
DT Midstream, Inc. , 4.13%
,
06/15/29
(a)
100 95,654

Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Duke Energy Corp. , 3.10%
,
06/15/28 EUR 100 $ 111,343
Energizer Holdings, Inc. , 4.38%
,
03/31/29
(a)
................ USD 100 94,700
EnLink Midstream LLC , 5.38%
,
06/01/29 ................. 100 102,520
Entegris, Inc. , 4.75%
,
04/15/29
(a)
... 100 98,545
Enterprise Products Operating LLC ,
3.95%
,
01/31/60 ............ 14 10,982
EQT Corp. , 3.13%
,
05/15/26
(a)
..... 52 50,629
Equinix, Inc.
1.80% , 07/15/27 ............ 15 14,066
2.00% , 05/15/28 ............ 15 13,830
FirstEnergy Corp. , Series B , 3.90%
,
07/15/27
(c)
................ 78 77,190
Florida Power & Light Co. , 5.30%
,
04/01/53 ................. 21 21,938
Freedom Mortgage Holdings LLC ,
9.25%
,
02/01/29
(a)
........... 100 103,945
Frontier Communications Holdings
LLC
(a)
5.00% , 05/01/28 ............ 100 99,098
8.75% , 05/15/30 ............ 100 106,566
Gen Digital, Inc. , 6.75%
,
09/30/27
(a)
. 100 102,747
Gilead Sciences, Inc. , 2.60%
,
10/01/40 30 22,454
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.79%), 1.09% ,
12/09/26
(b)
.............. 109 104,551
(1-day SOFR + 1.85%), 3.62% ,
03/15/28
(b)
.............. 104 102,319
2.00% , 03/22/28
(d)
........... EUR 25 27,117
0.88% , 05/09/29
(d)
........... 100 101,042
(1-day SOFR + 1.27%), 5.73% ,
04/25/30
(b)
.............. USD 59 62,006
Goodyear Tire & Rubber Co. (The) ,
5.00%
,
07/15/29 ............ 100 91,973
Gray Television, Inc. , 7.00%
,
05/15/27
(a)
100 98,290
Hanesbrands, Inc. , 9.00%
,
02/15/31
(a)
100 107,940
HCA, Inc. , 5.63%
,
09/01/28 ....... 74 76,830
Helios Software Holdings, Inc. , Series
SEPT , 7.88%
,
05/01/29
(d)
...... EUR 100 113,244
Hess Midstream Operations LP , 5.63%
,
02/15/26
(a)
................ USD 100 100,008
Hilcorp Energy I LP , 8.38%
,
11/01/33
(a)
100 107,810
Hilton Domestic Operating Co., Inc. ,
5.75%
,
05/01/28
(a)
........... 100 100,439
Hilton Grand Vacations Borrower
Escrow LLC , 5.00%
,
06/01/29
(a)
.. 100 95,005
Home Depot, Inc. (The) , 3.63%
,
04/15/52 ................. 28 22,530
Honeywell International, Inc. , 3.75%
,
05/17/32 ................. EUR 100 115,189
Intercontinental Exchange, Inc. , 3.63%
,
09/01/28 ................. USD 11 10,743
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 ............ 100 104,231
4.50% , 02/15/31 ............ 100 94,860
Jefferies GmbH , (ESTRON at 0.00%
Floor + 0.80%), 4.24%
,
07/22/26
(b) (d)
EUR 100 111,201
John Deere Capital Corp. , 3.45%
,
07/16/32
(d)
................ 100 114,090
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.33%), 6.07% ,
10/22/27 ............... USD 19 19,692
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.19%), 5.04% ,
01/23/28 ............... USD 9 $ 9,151
(3-mo. CME Term SOFR + 1.52%),
4.20% , 07/23/29 .......... 102 101,620
(3-mo. EURIBOR + 1.28%), 4.46% ,
11/13/31
(d)
.............. EUR 100 119,004
KLA Corp. , 5.25%
,
07/15/62 ...... USD 11 11,319
Kronos International, Inc. , 9.50%
,
03/15/29
(d)
................ EUR 100 121,053
L3Harris Technologies, Inc.
4.40% , 06/15/28 ............ USD 25 25,105
5.05% , 06/01/29 ............ 50 51,499
Lam Research Corp. , 3.13%
,
06/15/60 16 11,044
Lamar Media Corp. , 4.88%
,
01/15/29 100 98,785
Live Nation Entertainment, Inc. , 6.50%
,
05/15/27
(a)
................ 100 101,999
Lowe's Cos., Inc. , 4.45%
,
04/01/62 .. 27 22,875
Macy's Retail Holdings LLC , 5.88%
,
03/15/30
(a)
................ 100 98,046
Match Group Holdings II LLC , 5.00%
,
12/15/27
(a)
................ 100 98,849
Medline Borrower LP , 3.88%
,
04/01/29
(a)
................ 100 94,676
MGM Resorts International , 5.75%
,
06/15/25 ................. 100 100,340
Morgan Stanley
(b)
Series I , (1-day SOFR + 0.75%),
0.86% , 10/21/25 .......... 3 2,992
(1-day SOFR + 0.56%), 1.16% ,
10/21/25 ............... 24 23,952
(3-mo. EURIBOR + 0.65%), 4.13% ,
03/19/27 ............... EUR 200 223,349
(1-day SOFR + 0.88%), 1.59% ,
05/04/27 ............... USD 27 25,836
(1-day SOFR + 1.01%), 5.65% ,
04/13/28 ............... 50 51,617
(3-mo. EURIBOR + 1.30%), 4.66% ,
03/02/29 ............... EUR 100 116,972
NCL Corp. Ltd. , 8.38%
,
02/01/28
(a)
.. USD 100 105,015
Nestle Finance International Ltd. ,
1.25%
,
11/02/29
(d)
........... EUR 100 104,741
Newell Brands, Inc. , 5.70%
,
04/01/26
(c)
USD 100 100,245
Nexstar Media, Inc. , 5.63%
,
07/15/27
(a)
100 99,053
NGL Energy Operating LLC , 8.13%
,
02/15/29
(a)
................ 100 102,535
Novelis Corp. , 3.88%
,
08/15/31
(a)
... 100 91,416
NRG Energy, Inc. , 5.25%
,
06/15/29
(a)
100 99,668
NuStar Logistics LP , 6.00%
,
06/01/26 100 100,594
OI European Group BV , 6.25%
,
05/15/28
(d)
................ EUR 100 115,935
Olympus Water US Holding Corp. ,
9.63%
,
11/15/28
(d)
........... 100 119,423
Oracle Corp.
2.30% , 03/25/28 ............ USD 83 77,946
3.85% , 04/01/60 ............ 30 22,583
Organon & Co.
2.88% , 04/30/28
(d)
........... EUR 100 106,796
5.13% , 04/30/31
(a)
........... USD 200 188,424
Outfront Media Capital LLC , 4.25%
,
01/15/29
(a)
................ 100 95,215
Pacific Gas & Electric Co. , 3.30%
,
12/01/27 ................. 100 96,509
Park Intermediate Holdings LLC ,
4.88%
,
05/15/29
(a)
........... 100 97,027

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
PennyMac Financial Services, Inc. ,
7.88%
,
12/15/29
(a)
........... USD 100 $ 106,632
Performance Food Group, Inc. , 4.25%
,
08/01/29
(a)
................ 100 95,095
Pilgrim's Pride Corp.
3.50% , 03/01/32 ............ 100 88,790
6.88% , 05/15/34 ............ 50 55,490
Post Holdings, Inc. , 4.63%
,
04/15/30
(a)
100 95,686
Prime Security Services Borrower LLC ,
5.75%
,
04/15/26
(a)
........... 100 100,456
Rocket Mortgage LLC , 3.63%
,
03/01/29
(a)
................ 100 94,028
RTX Corp. , 2.15%
,
05/18/30 ...... EUR 100 104,439
SCIL IV LLC , 9.50%
,
07/15/28
(d)
.... 100 120,139
Seagate HDD Cayman , 9.63%
,
12/01/32 ................. USD 100 116,114
Sealed Air Corp. , 6.13%
,
02/01/28
(a)
. 100 101,674
Sensata Technologies, Inc. , 3.75%
,
02/15/31
(a)
................ 100 91,555
Service Properties Trust
4.75% , 10/01/26 ............ 100 96,098
3.95% , 01/15/28 ............ 100 86,490
Sirius XM Radio, Inc.
(a)
3.13% , 09/01/26 ............ 100 96,616
4.00% , 07/15/28 ............ 100 94,344
Solventum Corp. , 5.45%
,
02/25/27
(a)
. 40 40,826
Southwestern Energy Co. , 5.38%
,
02/01/29 ................. 100 99,663
Sprint Capital Corp. , 6.88%
,
11/15/28 83 90,621
Standard Industries, Inc. , 4.75%
,
01/15/28
(a)
................ 100 97,949
Starwood Property Trust, Inc. , 7.25%
,
04/01/29
(a)
................ 100 104,856
Sunoco LP , 4.50%
,
04/30/30 ...... 100 95,820
Tallgrass Energy Partners LP , 7.38%
,
02/15/29
(a)
................ 100 101,128
TEGNA, Inc. , 4.63%
,
03/15/28 ..... 100 95,420
Tenet Healthcare Corp. , 6.75%
,
05/15/31 ................. 100 104,237
T-Mobile USA, Inc. , 2.25%
,
02/15/26 . 5 4,861
TransDigm, Inc.
4.63% , 01/15/29 ............ 100 96,564
6.38% , 03/01/29
(a)
........... 100 103,172
Travel + Leisure Co. , 6.63%
,
07/31/26
(a)
100 101,889
United Airlines Pass-Through Trust ,
Series 2013-1 , Class A , 4.30%
,
08/15/25 ................. 10 9,963
United Airlines, Inc. , 4.38%
,
04/15/26
(a)
100 98,395
United Rentals North America, Inc. ,
5.50%
,
05/15/27 ............ 100 100,162
United Wholesale Mortgage LLC ,
5.50%
,
11/15/25
(a)
........... 100 99,814
UnitedHealth Group, Inc. , 4.95%
,
05/15/62 ................. 24 23,214
Univision Communications, Inc. , 8.00%
,
08/15/28
(a)
................ 100 102,246
USA Compression Partners LP , 7.13%
,
03/15/29
(a)
................ 100 102,995
Venture Global LNG, Inc. , 8.38%
,
06/01/31
(a)
................ 131 138,326
Verizon Communications, Inc. , 2.99%
,
10/30/56 ................. 34 22,301
Security
Par (000)
Par (000) Value
United States (continued)
VICI Properties LP
4.38% , 05/15/25 ............ USD 4 $ 3,978
4.63% , 06/15/25
(a)
........... 3 2,982
4.50% , 09/01/26
(a)
........... 3 2,986
5.75% , 02/01/27
(a)
........... 15 15,258
3.75% , 02/15/27
(a)
........... 55 53,643
3.88% , 02/15/29
(a)
........... 54 51,717
Vistra Operations Co. LLC , 5.63%
,
02/15/27
(a)
................ 100 99,848
VMware LLC , 3.90%
,
08/21/27 ..... 93 92,038
Walgreens Boots Alliance, Inc. , 3.45%
,
06/01/26 ................. 100 96,201
Wells Fargo & Co.
(1-day SOFR + 1.32%), 3.91% ,
04/25/26
(b)
.............. 4 3,975
(1-day SOFR + 2.10%), 2.39% ,
06/02/28
(b)
.............. 59 56,098
(1-day SOFR + 1.50%), 5.20% ,
01/23/30
(b)
.............. 60 61,855
0.63% , 03/25/30
(d)
........... EUR 100 97,078
WRKCo, Inc. , 4.00%
,
03/15/28 ..... USD 52 51,363
Xerox Holdings Corp. , 5.50%
,
08/15/28
(a)
................ 100 85,380
14,714,409
Total Corporate Bonds — 58.0%
(Cost: $ 31,398,495 ) .............................. 32,446,677
Foreign Agency Obligations
Denmark — 0.2%
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.14%), 2.50%
,
02/18/3021
(b) (d)
... GBP 100 98,934
Finland — 0.2%
Finnair OYJ , 4.75%
,
05/24/29
(d)
.... EUR 100 111,674
France — 0.3%
Electricite de France SA , (5-Year EUR
Swap Annual + 3.97%), 3.38%
(b) (d) (g)
200 202,838
Italy — 0.2%
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%),
2.63%
(b) (d) (g)
................ 100 101,725
Total Foreign Agency Obligations — 0.9%
(Cost: $ 488,552 ) ................................ 515,171
Foreign Government Obligations
Brazil — 1.6%
Federative Republic of Brazil
10.00% , 01/01/25 ........... BRL 2 394,042
10.00% , 01/01/27 ........... 3 522,682
916,724
Colombia — 0.4%
Republic of Colombia
5.75% , 11/03/27 ............ COP 311,700 68,219
6.00% , 04/28/28 ............ 637,900 137,772
205,991
Czech Republic — 0.2%
Czech Republic
5.00% , 09/30/30 ............ CZK 1,310 62,575

Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Czech Republic (continued)
4.50% , 11/11/32 ............ CZK 1,100 $ 51,477
114,052
Hungary — 0.0%
Hungary Government Bond , 7.00%
,
10/24/35 ................. HUF 7,640 22,735
Indonesia — 0.4%
Republic of Indonesia
7.00% , 05/15/27 ............ IDR 724,000 48,712
8.25% , 05/15/36 ............ 661,000 49,400
7.13% , 06/15/38 ............ 1,604,000 110,145
208,257
Mexico — 1.8%
United Mexican States
10.00% , 12/05/24 ........... MXN 30 152,166
5.75% , 03/05/26 ............ 82 395,549
7.00% , 09/03/26 ............ 17 81,327
8.50% , 03/01/29 ............ 28 136,568
7.50% , 05/26/33 ............ 21 93,766
7.75% , 11/23/34 ............ 4 17,645
8.50% , 11/18/38 ............ 29 136,892
1,013,913
Peru — 0.3%
Republic of Peru
(a)
6.95% , 08/12/31 ............ PEN 304 87,639
7.60% , 08/12/39 ............ 295 86,825
174,464
Poland — 0.3%
Republic of Poland
5.75% , 04/25/29 ............ PLN 365 97,807
4.75% , 07/25/29 ............ 107 27,443
5.00% , 10/25/34 ............ 118 30,045
2.05% , 08/25/36 ............ 151 35,345
190,640
South Africa — 0.5%
Republic of South Africa
8.00% , 01/31/30 ............ ZAR 2,141 119,576
7.00% , 02/28/31 ............ 959 49,668
9.00% , 01/31/40 ............ 757 38,293
8.75% , 01/31/44 ............ 1,042 50,435
257,972
Thailand — 0.2%
Kingdom of Thailand , 2.40%
,
03/17/29 THB 2,856 89,228
Uruguay — 0.0%
Oriental Republic of Uruguay , 9.75%
,
07/20/33 ................. UYU 222 5,293
Total Foreign Government Obligations — 5.7%
(Cost: $ 3,402,208 ) .............................. 3,199,269
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2 .9%
United States — 2.9%
(a)
A&D Mortgage Trust, Series 2024-
NQM4, Class A1, 5.46%, 08/25/69 USD 100 100,121
Angel Oak Mortgage Trust, Series
2024-3, Class A1, 4.80%, 11/26/68
(c)
89 88,852
BINOM Securitization Trust, Series
2021-INV1, Class A1, 2.03%,
06/25/56
(b)
................ 58 51,834
Security
Par (000)
Par (000) Value
United States (continued)
BRAVO Residential Funding Trust,
Series 2024-NQM3, Class A1,
6.19%, 03/25/64
(c)
........... USD 135 $ 136,964
Chase Home Lending Mortgage Trust,
Series 2024-3, Class A4, 6.00%,
02/25/55
(b)
................ 92 92,803
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.96%,
09/27/66
(b)
.............. 66 55,099
Series 2023-3, Class A2, 7.43%,
09/25/68
(c)
.............. 84 86,199
Series 2024-INV1, Class A1, 5.90%,
12/25/68
(c)
.............. 93 93,976
Cross Mortgage Trust, Series 2024-H5,
Class A1, 5.85%, 08/26/69
(c)
.... 97 97,520
CSMC Trust, Series 2021-NQM2, Class
A1, 1.18%, 02/25/66
(b)
........ 36 32,215
GS Mortgage-Backed Securities Trust,
Series 2024-RPL2, Class A1, 3.75%,
07/25/61
(b)
................ 94 92,239
J.P. Morgan Mortgage Trust, Series
2017-2, Class A7, 3.50%, 05/25/47
(b)
98 90,102
MFA Trust, Series 2022-NQM1, Class
M1, 4.25%, 12/25/66
(b)
........ 100 89,510
New Residential Mortgage Loan Trust,
Series 2015-1A, Class A3, 3.75%,
05/28/52
(b)
................ 8 7,581
OBX Trust, Series 2024-NQM11, Class
A1, 5.87%, 06/25/64
(c)
........ 97 98,109
PRPM Trust, Series 2024-NQM1, Class
A1, 6.27%, 12/25/68
(c)
........ 91 92,928
Radian Mortgage Capital Trust LLC,
Series 2024-J1, Class A8, 6.00%,
11/25/54
(b)
................ 96 95,787
SAIF Securitization Trust, Series 2024-
CES1, Class A1, 5.96%, 07/25/54
(c)
98 98,414
Verus Securitization Trust
Series 2020-2, Class A1, 3.23%,
05/25/60
(b)
.............. 21 20,559
Series 2024-INV1, Class A1, 6.12%,
03/25/69
(c)
.............. 95 96,479
1,617,291
Commercial Mortgage-Backed Securities — 6 .3%
United States — 6.3%
(a)
BAMLL Trust, Series 2024-BHP, Class
A, (1-mo. CME Term SOFR at 2.35%
Floor + 2.35%), 7.45%, 08/15/39
(b)
90 90,310
BSST Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. CME Term
SOFR at 0.75% Floor + 0.86%),
5.96%, 04/15/36
(b)
........... 96 95,513
BX Commercial Mortgage Trust
(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.14%, 10/15/37 ... 73 72,901
Series 2021-VINO, Class A, (1-mo.
CME Term SOFR at 0.77% Floor
+ 0.77%), 5.86%, 05/15/38 ... 90 89,612
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.86%, 12/09/40 ... 97 97,126
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.79%, 08/15/39 ... 130 130,162

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.54%, 02/15/39 ... USD 111 $ 110,578
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.49%, 03/15/41 ... 116 115,578
BX Trust
(b)
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.01%, 02/15/36 ... 79 78,414
Series 2021-MFM1, Class A, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 5.91%, 01/15/34 ... 48 47,416
Series 2022-GPA, Class A, (1-mo.
CME Term SOFR at 2.17% Floor
+ 2.17%), 7.26%, 08/15/39 ... 123 122,684
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 5.95%, 01/15/39 ... 125 123,984
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.79%, 05/15/38 ... 100 100,375
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.54%, 04/15/41 ... 148 148,222
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at 2.62%
Floor + 2.62%), 7.72%, 09/15/38
(b)
100 100,187
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class A, 2.46%,
11/10/42 ............... 100 87,703
Series 2023-SMRT, Class A, 6.01%,
10/12/40
(b)
.............. 100 103,373
Great Wolf Trust, Series 2024-WOLF,
Class A, (1-mo. CME Term SOFR
at 1.54% Floor + 1.54%), 6.64%,
03/15/39
(b)
................ 100 99,781
GS Mortgage Securities Corp. Trust
(b)
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.29%, 08/15/39 ... 100 100,031
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 7.19%, 03/15/28 ... 100 100,188
Series 2024-RVR, Class D, 6.67%,
08/10/29 ............... 40 39,965
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR at 2.49% Floor + 2.49%),
7.59%, 08/15/39
(b)
........... 125 125,312
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor +
1.16%), 6.26%, 04/15/38
(b)
..... 123 122,568
KSL Commercial Mortgage Trust,
Series 2023-HT, Class A, (1-mo.
CME Term SOFR at 2.29% Floor +
2.29%), 7.39%, 12/15/36
(b)
..... 100 100,250
LBA Trust, Series 2024-BOLT, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 6.69%, 06/15/26
(b)
40 40,000
MCR Mortgage Trust, Series 2024-HTL,
Class A, (1-mo. CME Term SOFR
at 1.76% Floor + 1.76%), 6.86%,
02/15/37
(b)
................ 86 85,868
Security
Par (000)
Par (000) Value
United States (continued)
MHP, Series 2021-STOR, Class A,
(1-mo. CME Term SOFR at 0.70%
Floor + 0.81%), 5.91%, 07/15/38
(b)
USD 125 $ 124,063
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38 ............ 100 105,713
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 7.09%, 08/15/29
(b)
100 100,439
SHER Trust, Series 2024-DAL, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 6.74%, 04/15/37
(b)
150 149,063
SREIT Trust, Series 2021-MFP2, Class
A, (1-mo. CME Term SOFR at 0.82%
Floor + 0.94%), 6.03%, 11/15/36
(b)
125 124,219
STWD Trust, Series 2021-FLWR, Class
A, (1-mo. CME Term SOFR at 0.58%
Floor + 0.69%), 5.79%, 07/15/36
(b)
125 124,375
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.28%,
05/15/37
(b)
................ 100 100,250
TTAN MHC, Series 2021-MHC, Class
A, (1-mo. CME Term SOFR at 0.85%
Floor + 0.96%), 6.06%, 03/15/38
(b)
96 96,146
Velocity Commercial Capital Loan Trust,
Series 2022-3, Class A, 5.22%,
06/25/52
(b)
................ 76 74,115
3,526,484
Total Non-Agency Mortgage-Backed Securities — 9.2%
(Cost: $ 5,106,217 ) .............................. 5,143,775
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 3.5%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(SOFR 30 day Average + 1.10%),
6.36% , 11/25/54 ........ 227 226,965
Series 413 , Class F26 , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
6.48% , 05/25/54 ........ 149 149,951
Series 5330 , Class FA , (SOFR 30
day Average at 1.05% Floor
and 7.00% Cap + 1.05%),
6.33% , 08/25/53 ........ 139 139,422
Series 5386 , Class FD , (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 6.53% , 03/25/54 .. 29 28,873
Series 5425 , Class FK , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
6.48% , 06/25/54 ........ 101 101,557
Series 5444 , Class FC , (SOFR
30 day Average at 1.12%
Floor and 7.00% Cap +
1.12%), 6.40% , 08/25/54 .. 262 262,526
Series 5448 , Class CF , (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
6.28% , 09/25/54 ........ 161 160,736

Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5458 , Class DF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
6.44% , 10/25/54 ........ USD 222 $ 221,861
Series 5458 , Class FB , (SOFR 30
day Average at 1.15% Floor
and 6.50% Cap + 1.15%),
6.49% , 10/25/54 ........ 146 145,954
Federal National Mortgage Association
Variable Rate Notes
Series 2024-38 , Class FE ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 6.33% , 06/25/54 .. 182 182,821
Series 2024-75 , Class FC ,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 6.12% , 10/25/54 .. 163 162,771
Government National Mortgage
Association Variable Rate Notes
Series 2024-125 , Class HF ,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 6.35% , 08/20/54 .. 90 89,606
Series 2024-51 , Class TF , (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 6.35% , 03/20/54 .. 35 35,511
Series 2024-96 , Class FL ,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 6.50% , 06/20/54 .. 45 45,034
1,953,588
Mortgage-Backed Securities — 11.2%
Uniform Mortgage-Backed Securities
(i)
3.50% , 10/25/54 .......... 6,498 6,050,717
4.50% , 10/25/54 .......... 209 205,452
6,256,169
Total U.S. Government Sponsored Agency Securities
—
14 .7%
(Cost: $ 8,258,577 ) .............................. 8,209,757
Total Long-Term Investments — 106 .4%
(Cost: $ 58,560,131 ) .............................. 59,504,436
Shares
Shares
Short-Term Securities
Money Market Funds — 5.3%
Dreyfus Treasury Prime Cash
Management Institutional Shares ,
4.88%
(j)
.................. 2,938,316 2,938,316
Total Short-Term Securities — 5 .3%
(Cost: $ 2,938,316 ) .............................. 2,938,316
Security
Shares
Shares Value
Total Options Purchased — 0 .0%
(Cost: $ 4,564 ) ................................. $ 589
Total Investments Before Options Written and TBA Sale
Commitments — 111.7%
(Cost: $ 61,503,011 ) .............................. 62,443,341
Total Options Written — ( 0 .1 ) %
(Premiums Received — $ (16,829) ) ................... (10,165)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities ,
3.50% , 10/25/54
(i)
........... USD (1,204) (1,121,126)
Total TBA Sale Commitments — ( 2 .0 ) %
(Proceeds: $ (1,124,411) ) .......................... (1,121,126)
Total Investments Net of Options Written and TBA Sale
Commitments — 109 .6%
(Cost: $ 60,361,771 ) .............................. 61,312,050
Liabilities in Excess of Other Assets — (9.6) % ............ (5,390,677)
Net Assets — 100.0% .............................. $ 55,921,373

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Zero-coupon bond.
(f)
Convertible security.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Represents or includes a TBA transaction.
(j)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 35 12/19/24 $ 4,003 $ 4,008
U.S. Treasury 10-Year Ultra Note ............................................... 1 12/19/24 118 264
Long Gilt ................................................................ 4 12/27/24 526 (3,793)
U.S. Treasury 5-Year Note .................................................... 163 12/31/24 17,922 (566)
3-mo. SONIA Index ......................................................... 4 03/17/26 1,291 1,813
1,726
Short Contracts
Euro-Bobl ............................................................... 13 12/06/24 1,737 (18,111)
Euro-Bund .............................................................. 14 12/06/24 2,103 (25,487)
U.S. Treasury Ultra Bond ..................................................... 5 12/19/24 666 2,255
U.S. Treasury 2-Year Note .................................................... 69 12/31/24 14,371 (30,429)
3-mo. SOFR ............................................................. 6 03/18/25 1,439 (457)
(72,229)
$ (70,503)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 223,763 USD 40,000 Barclays Bank plc 10/02/24 $ 1,075
BRL 577,707 USD 101,350 JPMorgan Chase Bank NA 10/02/24 4,696
USD 103,250 BRL 537,935 JPMorgan Chase Bank NA 10/02/24 4,505
USD 55,261 COP 231,635,993 Barclays Bank plc 10/23/24 352
AUD 19,000 USD 13,060 JPMorgan Chase Bank NA 10/24/24 80
AUD 16,000 USD 10,833 Standard Chartered Bank 10/24/24 233
BRL 1,397,125 USD 253,699 Barclays Bank plc 10/24/24 2,069
CLP 10,219,440 USD 11,000 Bank of America NA 10/24/24 362
CLP 46,712,390 USD 50,406 Barclays Bank plc 10/24/24 1,527
CNY 586,431 USD 83,039 Bank of America NA 10/24/24 819
CNY 400,628 USD 57,000 HSBC Bank plc 10/24/24 288
COP 161,392,473 USD 38,243 HSBC Bank plc 10/24/24 10
EUR 3,000 USD 3,340 Bank of America NA 10/24/24 3
EUR 12,000 USD 13,368 HSBC Bank plc 10/24/24 3
GBP 10,945 USD 14,459 Barclays Bank plc 10/24/24 174
GBP 3,000 USD 3,993 JPMorgan Chase Bank NA 10/24/24 18
IDR 1,408,322,768 USD 91,575 Barclays Bank plc 10/24/24 1,028
INR 1,523,761 USD 18,162 JPMorgan Chase Bank NA 10/24/24 4
JPY 3,068,715 USD 21,411 JPMorgan Chase Bank NA 10/24/24 12
KRW 42,219,097 USD 31,828 Barclays Bank plc 10/24/24 215
MYR 688,715 USD 162,800 Barclays Bank plc 10/24/24 4,116
NOK 201,346 USD 19,000 Barclays Bank plc 10/24/24 84
NOK 105,606 USD 10,000 JPMorgan Chase Bank NA 10/24/24 10
PEN 41,432 USD 11,000 Bank of America NA 10/24/24 173
PEN 174,457 USD 46,304 Barclays Bank plc 10/24/24 741
RON 17,902 USD 4,000 JPMorgan Chase Bank NA 10/24/24 4
SGD 27,736 USD 21,447 Barclays Bank plc 10/24/24 160
SGD 6,447 USD 5,000 JPMorgan Chase Bank NA 10/24/24 23
THB 4,116,340 USD 123,759 Barclays Bank plc 10/24/24 4,374
THB 648,700 USD 20,000 JPMorgan Chase Bank NA 10/24/24 193
TWD 191,999 USD 6,000 Bank of America NA 10/24/24 75
TWD 295,312 USD 9,317 Barclays Bank plc 10/24/24 26
USD 22,000 BRL 119,944 Barclays Bank plc 10/24/24 42
USD 20,000 IDR 303,840,000 Barclays Bank plc 10/24/24 21
USD 49,588 MXN 965,371 Barclays Bank plc 10/24/24 735
USD 100,691 MXN 1,770,831 HSBC Bank plc 10/24/24 11,078

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 135,687 PLN 520,593 HSBC Bank plc 10/24/24 $ 501
USD 20,000 ZAR 345,317 Bank of America NA 10/24/24 53
ZAR 1,736,786 USD 98,984 HSBC Bank plc 10/24/24 1,341
USD 178,328 COP 748,478,285 Barclays Bank plc 11/20/24 1,527
USD 27,305 COP 113,710,967 JPMorgan Chase Bank NA 11/20/24 445
USD 105,576 CZK 2,366,745 JPMorgan Chase Bank NA 11/20/24 980
USD 12,535 CZK 282,496 Standard Chartered Bank 11/20/24 50
USD 1,177 HUF 418,418 Bank of America NA 11/20/24 7
USD 22,923 HUF 8,101,021 HSBC Bank plc 11/20/24 269
USD 107,480 IDR 1,633,060,764 Barclays Bank plc 11/20/24 175
USD 27,880 IDR 424,252,050 HSBC Bank plc 11/20/24 3
USD 109,327 MXN 2,132,336 Barclays Bank plc 11/20/24 1,875
USD 23,347 MXN 457,018 HSBC Bank plc 11/20/24 317
USD 167,511 PLN 642,973 HSBC Bank plc 11/20/24 666
USD 13,214 BRL 72,281 Barclays Bank plc 11/21/24 24
BRL 995,611 USD 174,000 Bank of America NA 12/18/24 7,088
USD 261,245 CHF 219,000 Barclays Bank plc 12/18/24 219
USD 167,869 EUR 150,000 Bank of America NA 12/18/24 364
USD 87,254 EUR 78,000 Barclays Bank plc 12/18/24 151
USD 34,709 EUR 31,000 JPMorgan Chase Bank NA 12/18/24 90
USD 570,458 MXN 11,140,784 JPMorgan Chase Bank NA 12/18/24 11,464
66,937
BRL 72,281 USD 13,287 Barclays Bank plc 10/02/24 (19)
USD 60,000 BRL 327,354 Barclays Bank plc 10/02/24 (90)
COP 59,839,200 USD 14,780 Barclays Bank plc 10/23/24 (597)
USD 14,015 COP 59,839,200 Barclays Bank plc 10/23/24 (170)
CNY 69,814 USD 10,000 JPMorgan Chase Bank NA 10/24/24 (17)
COP 41,698,500 USD 10,000 Bank of America NA 10/24/24 (117)
CZK 1,174,306 USD 52,360 HSBC Bank plc 10/24/24 (489)
CZK 248,129 USD 11,000 JPMorgan Chase Bank NA 10/24/24 (40)
EUR 16,380 GBP 13,785 Standard Chartered Bank 10/24/24 (178)
HUF 6,913,566 USD 19,457 Barclays Bank plc 10/24/24 (104)
HUF 4,974,789 USD 14,000 JPMorgan Chase Bank NA 10/24/24 (74)
IDR 532,189,000 USD 35,000 Standard Chartered Bank 10/24/24 (6)
INR 334,646 USD 4,000 JPMorgan Chase Bank NA 10/24/24 (10)
JPY 714,767 USD 5,000 JPMorgan Chase Bank NA 10/24/24 (10)
KRW 13,060,240 USD 10,000 JPMorgan Chase Bank NA 10/24/24 (88)
MXN 2,526,931 USD 132,778 Barclays Bank plc 10/24/24 (4,903)
MXN 584,325 USD 30,000 HSBC Bank plc 10/24/24 (430)
NOK 52,532 USD 5,000 JPMorgan Chase Bank NA 10/24/24 (21)
PLN 85,436 EUR 19,955 Barclays Bank plc 10/24/24 (49)
PLN 53,857 USD 14,000 HSBC Bank plc 10/24/24 (14)
RON 31,360 USD 7,029 JPMorgan Chase Bank NA 10/24/24 (15)
USD 20,000 CLP 18,045,800 Bank of America NA 10/24/24 (63)
USD 26,411 JPY 3,793,509 Barclays Bank plc 10/24/24 (72)
USD 3,000 SEK 30,629 Bank of America NA 10/24/24 (19)
USD 13,965 SEK 142,610 JPMorgan Chase Bank NA 10/24/24 (93)
USD 15,317 TWD 485,779 HSBC Bank plc 10/24/24 (53)
USD 67,082 ZAR 1,181,672 HSBC Bank plc 10/24/24 (1,177)
HUF 16,371,891 USD 46,317 HSBC Bank plc 11/20/24 (532)
MXN 528,113 USD 27,042 HSBC Bank plc 11/20/24 (430)
PLN 400,531 USD 104,370 Barclays Bank plc 11/20/24 (436)
USD 151,694 PEN 570,295 Barclays Bank plc 11/20/24 (2,054)
USD 4,074 THB 133,779 Bank of America NA 11/20/24 (97)
USD 83,237 THB 2,738,489 HSBC Bank plc 11/20/24 (2,153)
USD 4,385 UYU 185,018 Bank of America NA 11/20/24 (66)
USD 1,108 UYU 46,639 HSBC Bank plc 11/20/24 (14)
USD 41,109 ZAR 715,853 Barclays Bank plc 11/20/24 (148)
USD 116,168 ZAR 2,042,955 JPMorgan Chase Bank NA 11/20/24 (1,574)
USD 262,310 BRL 1,447,424 Barclays Bank plc 11/21/24 (1,822)
USD 20,232 BRL 113,388 JPMorgan Chase Bank NA 11/21/24 (459)
USD 19,832 PEN 75,673 Barclays Bank plc 12/11/24 (567)

Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio
Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 742,067 BRL 4,246,035 Bank of America NA 12/18/24 $ (30,229)
USD 110,000 BRL 629,110 Barclays Bank plc 12/18/24 (4,427)
USD 14,881,436 EUR 13,330,000 Barclays Bank plc 12/18/24 (4,170)
USD 120,585 EUR 109,000 HSBC Bank plc 12/18/24 (1,135)
USD 199,859 EUR 179,000 JPMorgan Chase Bank NA 12/18/24 (30)
USD 110,215 EUR 99,000 JPMorgan Chase Bank NA 12/18/24 (338)
USD 243,415 EUR 218,000 Standard Chartered Bank 12/18/24 (26)
USD 2,518,590 GBP 1,917,000 Barclays Bank plc 12/18/24 (43,892)
USD 110,000 MXN 2,240,372 Barclays Bank plc 12/18/24 (2,412)
COP 160,759,193 USD 40,371 Barclays Bank plc 02/21/25 (2,856)
COP 70,876,800 USD 17,238 Barclays Bank plc 02/24/25 (706)
(109,491)
$ (42,554)
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
Markit CDX North
American Investment
Grade Index Series
42.V1 Quarterly Bank of America NA 10/16/24 USD 57.50 USD 2,100 $ 292
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly Bank of America NA 10/16/24 EUR 325.00 EUR 329 297
$ 589
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 % Quarterly Bank of America NA 10/16/24 BB- EUR 400.00 EUR 329 $ (120)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual Bank of America NA 12/03/24 2 .90 % USD 350 $ (1,169)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 2.62% Annual 1-day SOFR Annual Bank of America NA 02/24/25 2 .62 % USD 1,400 $ (5,859)
(7,028)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.92% Annual
JPMorgan Chase
Bank NA 02/24/25 3 .92 USD 1,400 (3,017)
$ (10,045)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 1,188 $ 93,925 $ 73,772 $ 20,153
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
10.47% Monthly 28-day MXIBTIIE Monthly N/A 08/06/25 MXN 2,409 $ (541) $ — $ (541)
9.71% Monthly 28-day MXIBTIIE Monthly N/A 09/22/25 MXN 93 3 — 3
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 999 (566) — (566)
8.45% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 211 (167) — (167)
4.53% Annual 1-day SOFR Annual N/A 04/01/26 USD 4,000 (36,252) — (36,252)
8.18% Quarterly 3-mo. JIBAR Quarterly N/A 04/02/26 ZAR 321 (237) — (237)
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 1,628 (1,083) — (1,083)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 530 (298) — (298)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 667 (14) — (14)
4.31% Annual 1-day SOFR Annual N/A 08/31/28 USD 5,250 (196,452) — (196,452)
1-day SOFR Annual 3.86% Annual N/A 04/01/31 USD 400 11,034 — 11,034
1-day MIBOR Semi-Annual 6.44% Semi-Annual N/A 09/18/34 INR 30,000 9,298 — 9,298
$ (215,275) $ — $ (215,275)
(a)
Forward swap.

Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio
Schedule of Investments

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.98% At Termination Barclays Bank plc 01/02/25 BRL 3,758 $ 263 $ — $ 263
1-day
BZDIOVER At Termination 11.02% At Termination Barclays Bank plc 01/02/25 BRL 225 5 — 5
9.80% At Termination 1-day IBR At Termination HSBC Bank plc 05/10/25 COP 413,053 (112) — (112)
1-day
BZDIOVER At Termination 10.95% At Termination JPMorgan Chase Bank NA 07/01/25 BRL 609 (594) — (594)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 63 (3) — (3)
1-day
BZDIOVER At Termination 11.52% At Termination HSBC Bank plc 01/02/26 BRL 480 (657) — (657)
1-day
BZDIOVER At Termination 12.16% At Termination Barclays Bank plc 01/02/26 BRL 34 (8) — (8)
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 76,495 7 — 7
11.49% At Termination
1-day
BZDIOVER At Termination JPMorgan Chase Bank NA 01/04/27 BRL 417 1,211 — 1,211
11.59% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/04/27 BRL 234 521 — 521
1-day
BZDIOVER At Termination 10.05% At Termination Barclays Bank plc 01/04/27 BRL 147 (1,367) — (1,367)
1-day
BZDIOVER At Termination 10.81% At Termination Bank of America NA 01/04/27 BRL 13 (73) — (73)
1-day
BZDIOVER At Termination 12.21% At Termination Barclays Bank plc 01/04/27 BRL 132 (51) — (51)
4.31% Semi-Annual 1-day CLICP Semi-Annual Barclays Bank plc 09/13/27 CLP 34,385 19 — 19
4.28% Semi-Annual 1-day CLICP Semi-Annual Barclays Bank plc 09/25/27 CLP 6,347 7 — 7
$ (832) $ — $ (832)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 12/20/24 USD 250 $ 4,957 $ (1,043) $ 6,000
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 12/20/24 USD 110 1,081 (401) 1,482
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 12/20/24 USD 107 1,267 (361) 1,628
$ 7,305 $ (1,805) $ 9,110
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .05
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .08
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .76

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .16%
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10 .74
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .05
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 73,772 $ — $ 40,488 $ (235,610) $ —
OTC Swaps ..................................................... — (1,805) 11,143 (2,865) —
Options Written ................................................... N/A N/A 6,664 — (10,165)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 8,340 $ — $ 8,340
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 66,937 — — 66,937
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 589 — — — — 589
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 20,153 — — 20,335 — 40,488
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 11,143 — 11,143
$ — $ 20,742 $ — $ 66,937 $ 39,818 $ — $ 127,497
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 78,843 $ — $ 78,843
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 109,491 — — 109,491
Options written
(b)
Options written at value ..................... — 120 — — 10,045 — 10,165
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 235,610 — 235,610
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 4,670 — 4,670
$ — $ 120 $ — $ 109,491 $ 329,168 $ — $ 438,779
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 230,441 $ — $ 230,441
Forward foreign currency exchange contracts .... — — — (64,960) — — (64,960)
Options purchased
(a)
..................... — — — (122) — — (122)
Options written ........................ — — — 46 — — 46
Swaps .............................. — 12,893 — — 6,964 — 19,857
$ — $ 12,893 $ — $ (65,036) $ 237,405 $ — $ 185,262
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (70,503) $ — $ (70,503)
Forward foreign currency exchange contracts .... — — — (42,554) — — (42,554)
Options purchased
(b)
..................... — (3,975) — — — — (3,975)
Options written ........................ — 453 — — 6,211 — 6,664
Swaps .............................. — 20,153 — — (206,997) — (186,844)
$ — $ 16,631 $ — $ (42,554) $ (271,289) $ — $ (297,212)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 14,579,283
Average notional value of contracts — short ................................................................................. $ 10,323,683
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 20,511,651
Average amounts sold — in USD ........................................................................................ $ 1,805,211
Options
Average value of option contracts purchased ................................................................................ $ 34
Average value of option contracts written ................................................................................... $ 15
Average notional value of swaption contracts purchased ......................................................................... $ 822,075
Average notional value of swaption contracts written ........................................................................... $ 1,172,075
Credit default swaps
Average notional value — sell protection ................................................................................... $ 592,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 8,060,046
Average notional value — receives fixed rate ................................................................................ $ 1,223,382
Total return swaps
Average notional value ............................................................................................... $ 155,667
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 30,767 $ 70,638
Forward f oreign currency exchange contracts ................................................................. 66,937 109,491
Options
(a) (b)
........................................................................................ 589 10,165
Swaps — centrally cleared .............................................................................. 3,912 —
Swaps — OTC
(c)
..................................................................................... 11,143 4,670
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 113,348 $ 194,964
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(34,679) (70,638)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 78,669 $ 124,326
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 10,054 $ (10,054) $ — $ — $ —
Barclays Bank plc ................................ 21,011 (21,011) — — —
HSBC Bank plc .................................. 14,476 (7,196) — — 7,280
JPMorgan Chase Bank NA .......................... 32,845 (8,185) — — 24,660
Standard Chartered Bank ........................... 283 (210) — — 73
$ 78,669 $ (46,656) $ — $ — $ 32,013
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 37,812 $ (10,054) $ — $ — $ 27,758
Barclays Bank plc ................................ 70,923 (21,011) — — 49,912
HSBC Bank plc .................................. 7,196 (7,196) — — —
JPMorgan Chase Bank NA .......................... 8,185 (8,185) — — —
Standard Chartered Bank ........................... 210 (210) — — —
$ 124,326 $ (46,656) $ — $ — $ 77,670
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 9,989,787 $ — $ 9,989,787
Corporate Bonds ........................................ — 32,446,677 — 32,446,677
Foreign Agency Obligations ................................. — 515,171 — 515,171
Foreign Government Obligations .............................. — 3,199,269 — 3,199,269
Non-Agency Mortgage-Backed Securities ........................ — 5,143,775 — 5,143,775
U.S. Government Sponsored Agency Securities .................... — 8,209,757 — 8,209,757
Short-Term Securities
Money Market Funds ...................................... 2,938,316 — — 2,938,316
Options Purchased
Credit contracts .......................................... — 589 — 589
Liabilities
Investments
TBA Sale Commitments .................................... — (1,121,126) — (1,121,126)
$ 2,938,316 $ 58,383,899 $ — $ 61,322,215
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 20,153 $ — $ 20,153
Foreign currency exchange contracts ............................ — 66,937 — 66,937
Interest rate contracts ....................................... 8,340 31,478 — 39,818

Schedule of Investments
(continued)
September 30, 2024
BATS: Series I Portfolio
Schedule of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Credit contracts ........................................... $ — $ (120) $ — $ (120)
Foreign currency exchange contracts ............................ — (109,491) — (109,491)
Interest rate contracts ....................................... (78,843) (248,520) — (327,363)
$ (70,503) $ (239,563) $ — $ (310,066)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

September 30, 2024
2024
BlackRock Annual Financial Statements and Additional Information

BATS: Series I
Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 62,443,341
Cash ............................................................................................................. 13,792
Cash pledged: –
Futures contracts .................................................................................................... 341,000
Centrally cleared swaps ................................................................................................ 291,970
Foreign currency, at value
(b)
............................................................................................... 261,551
Receivables: –
TBA sale commitments ................................................................................................ 1,124,411
Interest — unaffiliated ................................................................................................. 694,943
From the Manager ................................................................................................... 5,340
Variation margin on futures contracts ....................................................................................... 30,767
Variation margin on centrally cleared swaps .................................................................................. 3,912
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 66,937
OTC swaps ........................................................................................................ 11,143
Prepaid e xpenses ..................................................................................................... 164
Total a ssets .........................................................................................................
65,289,271
LIABILITIES
Options written, at value
(c)
................................................................................................ 10,165
TBA sale commitments, at value
(d)
.......................................................................................... 1,121,126
Payables: –
Investments purchased ................................................................................................ 7,728,731
Swaps   .......................................................................................................... 42
Deferred foreign capital gain tax .......................................................................................... 297
Income dividend distributions ............................................................................................ 286,653
Professional fees .................................................................................................... 36,085
Variation margin on futures contracts ....................................................................................... 70,638
Swap premiums received ................................................................................................ 1,805
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 109,491
OTC swaps ........................................................................................................ 2,865
Total li abilities ........................................................................................................
9,367,898
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 55,921,373
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 55,056,223
Accumulated earnings .................................................................................................. 865,150
NET ASSETS ........................................................................................................
$ 55,921,373
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 61,503,011
(b)
  Foreign currency, at cost ....................................................................................... $ 261,907
(c)
  Premiums received ........................................................................................... $ 16,829
(d)
  Proceeds received from TBA sale commitments ......................................................................... $ 1,124,411
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
September 30, 2024

Statement of Assets and Liabilities
See notes to financial statements.
BATS: Series I
Portfolio
NET ASSET VALUE
Net assets .........................................................................................................
$ 55,921,373
Shares outstanding ...................................................................................................
5,503,931
Net asset value .....................................................................................................
$ 10.16
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Period Ended September 30, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BATS: Series I
Portfolio
(a)
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 1,783,652
Foreign taxes withheld ................................................................................................ (1,037)
Total investment income .................................................................................................
1,782,615
EXPENSES
Professional ....................................................................................................... 36,100
Administration ..................................................................................................... 14,634
Trustees and Officer .................................................................................................. 855
Total expenses .......................................................................................................
51,589
Less: –
Administration fees waived ............................................................................................. (14,634)
Fees waived and/or reimbursed by the Manager ............................................................................... (36,955)
Total expenses after fees waived and/or reimbursed ..............................................................................
—
Net investment income ..................................................................................................
1,782,615
REALIZED AND UNREALIZED GAIN (LOSS) $ 914,629
Net realized gain (loss) from: $ –
Investments — unaffiliated
(b)
.......................................................................................... 54,965
Forward foreign currency exchange contracts ............................................................................... (64,960)
Foreign currency transactions ......................................................................................... 19,358
Futures contracts .................................................................................................. 230,441
Options written ................................................................................................... 46
Swaps ......................................................................................................... 19,857
A
259,707
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
.......................................................................................... 943,318
Forward foreign currency exchange contracts ............................................................................... (42,554)
Foreign currency translations .......................................................................................... 4,841
Futures contracts .................................................................................................. (70,503)
Options written ................................................................................................... 6,664
Swaps ......................................................................................................... (186,844)
A
654,922
Net realized and unrealized gain ...........................................................................................
914,629
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 2,697,244
(a)
For the period from March 06, 2024 (commencement of operations) to September 30, 2024.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (289)
(c)
  Net of increase in deferred foreign capital gain tax of ............................................................................ $ (297)

Statement of Changes in Net Assets

Statement of Changes in Net Assets
See notes to financial statements.
BATS: Series I
Portfolio
Period from
03/06/24
(a)
to 09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................................... $ 1,782,615
Net realized gain ................................................................................................... 259,707
Net change in unrealized appreciation (depreciation) ........................................................................... 654,922
Net increase in net assets resulting from operations .............................................................................. 2,697,244
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................................................................... (1,832,094)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................................... 55,056,223
NET ASSETS
Total increase in net assets .............................................................................................. 55,921,373
Beginning of period ................................................................................................... —
End of period .......................................................................................................
$ 55,921,373
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout the period)
2024
BlackRock Annual Financial Statements and Additional Information

BATS: Series I
Portfolio
Period from
03/06/24
(a)
to 09/30/24
Net asset value, beginning of period ......................................................................................
$ 10.00
Net investment income
(b)
..............................................................................................
0 .35
Net realized and unrealized gain .........................................................................................
0.17
Net increase from investment operations ..................................................................................... 0.52
Distributions from net investment income
(c)
................................................................................. (0.36)
Net asset value, end of period ........................................................................................... $ 10.16
Total Return
(d)
—
Based on net asset value ............................................................................................... 5.28%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ......................................................................................................
0.12%
(g) (h)
Total expenses after fees waived and/or reimbursed .............................................................................
0.00%
(g) (h)
Net investment income .................................................................................................
6.09%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................................... $ 55,921
Portfolio turnover rate .................................................................................................. 137%
(i)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.18% and 0.00%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 85%.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BATS: Series I Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as non-
diversified.
Shares of the Fund are offered to separate account clients of the adviser, BlackRock Advisors, LLC (the “Manager”) or certain of its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed
(the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts

Notes to Financial Statements
(continued)
2024
Blackrock Annual Financial Statements and Additional Information

are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Notes to Financial Statements
(continued)

Notes to Financial Statements
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Notes to Financial Statements
(continued)
2024
Blackrock Annual Financial Statements and Additional Information

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to

Notes to Financial Statements
(continued)
2024
Blackrock Annual Financial Statements and Additional Information

make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager receives no advisory fee from the Fund under the Investment Advisory Agreement.
With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited ("BSL" and, together with BIL, the Sub-Advisers"), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the
Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the
Manager.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate of 0.05%.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of the Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses. This agreement has no fixed termination date.
Although the Fund does not compensate the Manager directly for its services under the Investment Advisory Agreement, because the Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager's affiliates to manage their accounts. The Manager waived fees for the Fund which are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For
the period ended September 30, 2024, the amount waived was $36,955.
The Manager contractually agreed to reimburse, or provide offsetting credits to, the Fund for the fees and expenses of the trustees who are not “affiliated persons” (as defined in the Investment Company Act) of BlackRock, counsel to the Independent Trustees and the independent registered public accounting firm that provides audit services in connection with the Fund (collectively referred to as the “Independent Expenses”) are paid directly by the Fund through June 30, 2034. On July 1 of each year, the reimbursement agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Fund also had a waiver of administration fees, which are included in Administration fees waived in the Statement of Operations. For the period ended September 30,
2024, the amount was $14,634.
The Manager contractually agreed to waive its administration fee through June 30, 2034. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended September 30, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the period ended September 30, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the period ended September 30, 2024, purchases and sales related to mortgage dollar rolls were $26,858,465 and $26,842,435, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BATS: Series I Portfolio .................................................. $ 61,213,826 $ 54,462,125 $ 66,145,728 $ 16,361,438
Fund Name
Period Ended
09/30/24
BATS: Series I Portfolio
Ordinary income ........................................................................................................ $ 1,832,094

Notes to Financial Statements
(continued)
2024
Blackrock Annual Financial Statements and Additional Information

As of September 30, 2024 , the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accounting for swap agreements and the classification of investments.
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended September 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BATS: Series I Portfolio ..................................................... $ 709,989 $ 95,963 $ 59,198 $ 865,150
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BATS: Series I Portfolio ............................................. $ 61,497,088 $ 1,550,283 $ (805,779) $ 744,504

Notes to Financial Statements
(continued)

Notes to Financial Statements
clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2024
Blackrock Annual Financial Statements and Additional Information

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
As of September 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 5,000,000 shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Period from
03/06/24
(a)
to 09/30/24
Fund Name/Share Class
Shares Amount
BATS: Series I Portfolio
Shares sold ........................................................................... 5,504,823 $ 55,065,178
Shares redeemed .......................................................................
(892) (8,955)
5,503,931 $ 55,056,223
(a)
Commencement of operations.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BATS: Series I Portfolio and the Board of Trustees of BlackRock Allocation Target Shares:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BATS: Series I Portfolio of BlackRock Allocation Target Shares (the “Fund”), including the schedule of investments, as of September 30, 2024, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March
6, 2024 (commencement of operations) through September 30, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 6, 2024 (commencement of operations) through September 30, 2024, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2024
Blackrock Annual Financial Statements and Additional Information

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal period ended September 30,
2024
:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended September 30, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended September 30, 2024:
Fund Name
Qualified Dividend
Income
BATS: Series I Portfolio ............................................................................................... $ 15,663
Fund Name Interest Dividends
BATS: Series I Portfolio ............................................................................................... $ 1,769,236
Fund Name
Interest-Related
Dividends
BATS: Series I Portfolio ............................................................................................... $ 884,926

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
Blackrock Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in This Report

Glossary of Terms Used in This Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Allocation Target Shares

Date: November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Allocation Target Shares

Date: November 21, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: November 21, 2024